Investment properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		$ 99,953
Fair value at the end of the year		162,726	$ 99,953
Level 2 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		8,158	6,594
Additions		1,335	592
Financial cost charged		22	3
Capitalized leasing costs		5	23
Amortization of capitalized leasing costs	[1]	(3)	(1)
Transfers		2
Transfers from / to property, plant and equipment		(5)	(17)
Transfers to trading properties		353
Reclassification to assets held for sale
Deconsolidation (see Note 4.G.)
Assets incorporated by business combination
Reclassifications previous years
Disposals		(179)	(179)
Cumulative translation adjustment
Net gain from fair value adjustment		6,437	1,143
Fair value at the end of the year		16,125	8,158
Level 3 [Member]
Disclosure of detailed information about investment property [line items]
Fair value at the beginning of the year		91,795	76,109
Additions		1,954	2,059
Financial cost charged		60
Capitalized leasing costs		13	1
Amortization of capitalized leasing costs	[1]	(2)	(1)
Transfers		(2)
Transfers from / to property, plant and equipment		1,705	173
Transfers to trading properties			(14)
Reclassification to assets held for sale		(521)	(71)
Deconsolidation (see Note 4.G.)		(4,489)
Assets incorporated by business combination		107
Reclassifications previous years			(224)
Disposals		(392)	(41)
Cumulative translation adjustment		40,041	10,494
Net gain from fair value adjustment		16,332	3,310
Fair value at the end of the year		$ 146,601	$ 91,795

[1]	Amortization charges of capitalized leasing costs were included in "Costs" in the Statements of Income (Note 23).